LEASE (Details Narrative)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	May 31, 2014	Dec. 31, 2023	Sep. 30, 2024
Description of operating lease			Runcangsheng leases its office under an operating lease arrangement. The lease was expired as of December 31, 2023. In January 2024, the lease was renewed with the expiration date on December 31, 2024.
Expiration date	Dec. 31, 2024	May 28, 2028	Dec. 31, 2024
Ai Xin Zhonghong Biological Technology Co Ltd [Member]
Lease term				3 years 7 months 28 days
Aixin Shangyan Hotel Management [Member]
Lease term			2 years
Minimum [Member] | Ai Xin Zhonghong Biological Technology Co Ltd [Member]
Lease term			3 months 29 days
Minimum [Member] | Aixin Shangyan Hotel Management [Member]
Lease term				1 year 7 months 2 days
Minimum [Member] | AiXintang Pharmacises [Member]
Lease term			11 months 15 days
Minimum [Member] | Aixintang Pharmacies [Member]
Lease term				2 months 15 days
Maximum [Member] | Ai Xin Zhonghong Biological Technology Co Ltd [Member]
Lease term			4 years 4 months 28 days
Maximum [Member] | Aixin Shangyan Hotel Management [Member]
Lease term				9 years 6 months 18 days
Maximum [Member] | AiXintang Pharmacises [Member]
Lease term			2 years 8 months 1 day
Maximum [Member] | Aixintang Pharmacies [Member]
Lease term				1 year 11 months 1 day